Related party transactions - Transactions with Cobega Companies (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Total for all associates
Disclosure of transactions between related parties [line items]
Total net amount affecting the consolidated income statement	€ (74)	€ (66)	€ (68)
Amounts due from Cobega | $				$ 0	$ 6
Amounts payable to Cobega | $				13	2
Joint ventures
Disclosure of transactions between related parties [line items]
Total net amount affecting the consolidated income statement	(6)	(56)	(28)
Amounts payable to Cobega | $				0	9
Other related parties
Disclosure of transactions between related parties [line items]
Total net amount affecting the consolidated income statement	(143)	(86)	(85)
Amounts payable to Cobega | $				$ 19	$ 10
Joint ventures and other related parties
Disclosure of transactions between related parties [line items]
Total net amount affecting the consolidated income statement	(223)	(208)	(181)
Cobega Companies | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	1	1	1
Amounts affecting cost of sales	(65)	(67)	(69)
Amounts affecting operating expenses	(4)	(12)	(18)
Total net amount affecting the consolidated income statement	(68)	(78)	€ (86)
Amounts due from Cobega	7	7
Amounts payable to Cobega	€ 20	€ 32